Nature of business and history (Details Narrative) $ in Millions					6 Months Ended
	May 12, 2023 USD ($)	Dec. 27, 2021 shares	Dec. 15, 2021 EUR (€) shares	May 20, 2021 shares	Jun. 30, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of Stock, Shares Issued | shares				15,000,000
Number of american depository shares offered to public | shares			2,400,000
Number of ordinary shares subscribed | shares			720,114
Number of shares outstanding | shares					18,216,858	18,216,858		18,216,858
Sale of stock, net of listing costs			€ 3,900,000
Aggregate gross sale proceeds | $	$ 100.0
Net loss					€ 6,759,225	€ 6,365,442	€ 2,112,321
Accumulated deficit					42,215,068	35,465,559
Cash and cash equivalents					12,213,260	€ 29,794,856
Marketable securities					10,000,000.0
Unrealized net loss from exchange rate					€ 200,000
Sales Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sell up ordinary shares | $	$ 30.0
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of american depository shares offered to public | shares			3,120,114
Sale of stock, net of listing costs			€ 29,000,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of american depository shares exercised | shares		96,744